Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Nov. 16, 2022	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Jun. 25, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
C000101729
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 14,673	$ 14,032	$ 13,718	$ 12,674	$ 12,008	$ 13,735	$ 12,524	$ 13,145		$ 10,433	$ 11,936	$ 12,660	$ 14,822	$ 15,154	$ 15,294	$ 15,938	$ 15,261	$ 12,277	$ 12,072	$ 9,985	$ 12,011	$ 11,861	$ 11,704		$ 12,056	$ 11,541	$ 10,408	$ 11,609	$ 12,143	$ 13,153	$ 11,747	$ 11,241	$ 10,346	$ 9,747	$ 9,376	$ 8,960	$ 8,473	$ 7,303	$ 8,301	$ 8,895	$ 10,185	$ 9,187	$ 10,000
C000212612
Account Value [Line Items]
Account Value	80,818	78,662	80,974	77,287	79,352	81,213	79,779	83,774		81,832	89,271	94,337	78,552	74,531	69,151	63,245	55,681	48,937	46,865	40,989	48,173	49,660	49,480	$ 50,000
C000238630
Account Value [Line Items]
Account Value	$ 53,694				43,860				$ 50,000
C000238629
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 10,705				8,760				10,000
NACC2 Index: FTSE Emerging Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Emerging Index
Account Value	$ 14,847	14,029	13,384	12,416	11,621	13,033	12,071	12,671		10,473	12,063	12,847	14,251	14,618	14,473	15,112	14,804	12,483	12,166	10,307	11,881	11,605	11,515		11,703	11,213	10,210	11,495	12,015	13,011	11,457	10,967	10,157	9,464	9,435	9,052	8,554	7,470	8,480	9,142	10,398	9,528	10,000
NACC2 Index: Bloomberg Commodity Index Total Return
Account Value [Line Items]
Account Value	$ 69,947	67,930	70,653	67,593	70,780	71,635	68,670	72,751		72,947	77,765	82,337	68,503	65,628	61,124	57,364	50,845	45,595	43,574	38,625	47,379	49,966	49,557	50,000
NACC2 Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 13,944				10,501				10,000
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Account Value	$ 15,972	15,903	15,119	14,560	12,846	14,491	13,830	13,752		11,463	12,777	13,420	14,585	15,228	15,079	14,963	14,075	11,745	11,800	10,465	12,352	12,059	11,723		$ 11,827	$ 11,235	$ 10,838	$ 11,995	$ 12,222	$ 12,852	$ 11,812	$ 11,323	$ 10,544	$ 9,910	$ 9,553	$ 9,515	$ 9,365	$ 8,536	$ 9,532	$ 10,073	$ 10,556	$ 9,695	$ 10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	102,813	$ 99,335	$ 90,317	$ 86,806	74,505	$ 82,024	$ 73,775	$ 72,858		$ 68,736	$ 72,832	$ 72,846	$ 79,555	$ 82,758	$ 78,978	$ 75,381	$ 67,137	$ 57,442	$ 56,850	$ 49,917	$ 55,694	$ 52,226	$ 51,308	$ 50,000
NACC2 Index: MSCI All Country World Index
Account Value [Line Items]
Account Value	$ 69,722				$ 52,505				$ 50,000